Cover	Aug. 31, 2026
Cover [Abstract]
Entity Registrant Name	The Mexico Fund, Inc.
Entity Central Index Key	0000065433
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 31, 2026
Entity File Number	811-02409
Entity Incorporation State Country Code	MD
Entity Tax Identification Number	13-3069854
Entity Address Address Line 1	6700 Alexander Bell Drive
Entity Address Address Line 2	Suite 200
Entity Address City Or Town	Columbia
Entity Address State Or Province	MD
Entity Address Postal Zip Code	21046
City Area Code	614
Local Phone Number	469-3265
Security 12b Title	Common Stock
Trading Symbol	MXF
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false